SUPPLEMENT DATED JULY 28, 2023
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 1, 2023
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                      Polaris Advisory Variable Annuity
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This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus"). Effective on or about July 28, 2023, the Current Expenses for below Underlying Funds have been updated as follows.

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 Underlying Fund Name                                        Share          New
                                                             Class     Current Expense
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SA Allocation Balanced Portfolio                            Class 1        0.76%*
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SA Allocation Growth Portfolio                              Class 1        0.80%*
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SA Allocation Moderate Growth Portfolio                     Class 1        0.78%*
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SA Allocation Moderate Portfolio	                    Class 1        0.77%*
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SA American Century Inflation Protection Portfolio          Class 1        0.66%
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SA Putnam Asset Allocation Diversified Growth Portfolio     Class 1        0.90%*
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* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.